NOTE 8 - NOTE RECEIVABLE (Details Narrative) (USD $)	Mar. 15, 2011	Mar. 14, 2011
Notes to Financial Statements
Terra - Promissory Note		$ 50,000
Accrued Interest Rate	9	9
Allowance for Doubtful Accounts	50,000	50,000
SATCO Promissory Note	$ 50,000